Investment Strategy	Oct. 31, 2025
Direxion AAPL Defined Income Boost ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Apple Inc. (NASDAQ: AAPL) ("AAPL")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. AAPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Apple Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36743 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, AAPL is assigned to the information technology sector and the hardware, storage & peripherals industry.The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.Call Options Strategy and Delta Management The Index is constructed such that at the end of each week (generally Friday), an out-of-the-money call option on AAPL is sold that typically expires at the end of the following week. The seller of a call option receives a payment (“premium”) from the buyer. Using this strategy, the Index generates income in the form of option premiums. In a call option, the seller is obligated to sell shares of the underlying security to the buyer at a specified price (“strike price”) at a specified date (“expiration date”). At the expiration date, if the price of the underlying security is above the strike price (“in-the-money”), the buyer will exercise the call option, benefiting from the ability to purchase the shares from the seller at a price lower than the current market price. If the price of the underlying security is lower than the strike price (“out-of-the-money”), the call option will not be exercised, and the seller will retain the shares of the security and the premium. The option strike price is determined in a formulaic manner based on the Index’s target distribution amount. The Index’s option strike selection is adjusted weekly based on the price and volatility of AAPL, with the objective of maintaining a more consistent risk profile across changing market conditions. As selling call options introduces negative delta exposure (meaning the position may lose value if the stock price increases), the Index employs daily delta hedging. Delta hedging involves buying or selling shares of AAPL (or equivalent exposure) to maintain consistent exposure to movements in the price of AAPL. This hedge position is evaluated and adjusted at the end of each trading day, as the delta of the option position changes over time due to movements in the underlying stock price, changes in volatility, and the passage of time. In addition, the Index includes an options unwind strategy that allows for an options position that may be closed prior to its scheduled expiration if the option’s delta, measured daily, reaches a specified threshold (e.g., 0.85 delta). This is intended to reduce the likelihood of outsized losses in the event of a significant upward movement in the price of AAPL that causes the option to become deep in-the-money. If an option position is closed prior to expiration, a replacement option is generally not sold until the next scheduled weekly option reset. Distributions The Fund intends to make distributions twice a month that generally reflect the income and gains generated from the Index’s options strategy and delta-hedging activity and are calculated based off the Index’s target distribution amount described above. The Index’s target distribution amount is not a guarantee, nor does it represent a particular yield or total return. Additionally, at the end of each quarter, there may be additional distributions paid to investors when market conditions result in incremental income being generated by the options strategy and delta hedging. The occurrence and amount of any such distribution depend on the performance of the underlying security relative to the options sold and are not guaranteed. The Fund’s distributions are intended to provide investors with income and gains generated from its investment strategy. However, in the event that the strategy does not generate the targeted level of income during a period, some or all of the distributions may be characterized as a return of capital, which are not taxable income but reduce a shareholder’s basis in their Fund shares. The Fund is required to make distributions at least annually, but the Fund intends to make more frequent distributions. Distributions are not a measure of the Fund’s investment performance.The Index will be concentrated in the industry or group of industries to which the underlying security is assigned. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index but are designed to help the Fund track the Index. The Fund will rebalance its portfolio when the Index rebalances. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. AAPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Apple Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36743 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, AAPL is assigned to the information technology sector and the hardware, storage & peripherals industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Apple Inc. (NASDAQ: AAPL) ("AAPL")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.
Direxion AMZN Defined Income Boost ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Amazon.com, Inc. (NASDAQ: AMZN) ("AMZN")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.Amazon.com, Inc. engages in the sale of consumer products, devices and provides entertainment, and cloud computing/IT infrastructure in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. AMZN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-22513 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, AMZN is assigned to the consumer discretionary sector and the retail industry.The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.Call Options Strategy and Delta Management The Index is constructed such that at the end of each week (generally Friday), an out-of-the-money call option on AMZN is sold that typically expires at the end of the following week. The seller of a call option receives a payment (“premium”) from the buyer. Using this strategy, the Index generates income in the form of option premiums. In a call option, the seller is obligated to sell shares of the underlying security to the buyer at a specified price (“strike price”) at a specified date (“expiration date”). At the expiration date, if the price of the underlying security is above the strike price (“in-the-money”), the buyer will exercise the call option, benefiting from the ability to purchase the shares from the seller at a price lower than the current market price. If the price of the underlying security is lower than the strike price (“out-of-the-money”), the call option will not be exercised, and the seller will retain the shares of the security and the premium. The option strike price is determined in a formulaic manner based on the Index’s target distribution amount. The Index’s option strike selection is adjusted weekly based on the price and volatility of AMZN, with the objective of maintaining a more consistent risk profile across changing market conditions. As selling call options introduces negative delta exposure (meaning the position may lose value if the stock price increases), the Index employs daily delta hedging. Delta hedging involves buying or selling shares of AMZN (or equivalent exposure) to maintain consistent exposure to movements in the price of AMZN. This hedge position is evaluated and adjusted at the end of each trading day, as the delta of the option position changes over time due to movements in the underlying stock price, changes in volatility, and the passage of time. In addition, the Index includes an options unwind strategy that allows for an options position that may be closed prior to its scheduled expiration if the option’s delta, measured daily, reaches a specified threshold (e.g., 0.85 delta). This is intended to reduce the likelihood of outsized losses in the event of a significant upward movement in the price of AMZN that causes the option to become deep in-the-money. If an option position is closed prior to expiration, a replacement option is generally not sold until the next scheduled weekly option reset. Distributions The Fund intends to make distributions twice a month that generally reflect the income and gains generated from the Index’s options strategy and delta-hedging activity and are calculated based off the Index’s target distribution amount described above. The Index’s target distribution amount is not a guarantee, nor does it represent a particular yield or total return. Additionally, at the end of each quarter, there may be additional distributions paid to investors when market conditions result in incremental income being generated by the options strategy and delta hedging. The occurrence and amount of any such distribution depend on the performance of the underlying security relative to the options sold and are not guaranteed. The Fund’s distributions are intended to provide investors with income and gains generated from its investment strategy. However, in the event that the strategy does not generate the targeted level of income during a period, some or all of the distributions may be characterized as a return of capital, which are not taxable income but reduce a shareholder’s basis in their Fund shares. The Fund is required to make distributions at least annually, but the Fund intends to make more frequent distributions. Distributions are not a measure of the Fund’s investment performance.The Index will be concentrated in the industry or group of industries to which the underlying security is assigned. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index but are designed to help the Fund track the Index. The Fund will rebalance its portfolio when the Index rebalances. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Amazon.com, Inc. engages in the sale of consumer products, devices and provides entertainment, and cloud computing/IT infrastructure in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. AMZN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-22513 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, AMZN is assigned to the consumer discretionary sector and the retail industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Amazon.com, Inc. (NASDAQ: AMZN) ("AMZN")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.
Direxion GOOGL Defined Income Boost ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Alphabet Inc. Class A (NASDAQ: GOOGL) ("GOOGL")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.Alphabet, Inc. is an international technology company that includes Google search and online advertising services in addition to devices and cloud computing services. GOOGL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alphabet, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37580 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alphabet, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, GOOGL is assigned to the communication services sector and the interactive media & services industry.The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.Call Options Strategy and Delta Management The Index is constructed such that at the end of each week (generally Friday), an out-of-the-money call option on GOOGL is sold that typically expires at the end of the following week. The seller of a call option receives a payment (“premium”) from the buyer. Using this strategy, the Index generates income in the form of option premiums. In a call option, the seller is obligated to sell shares of the underlying security to the buyer at a specified price (“strike price”) at a specified date (“expiration date”). At the expiration date, if the price of the underlying security is above the strike price (“in-the-money”), the buyer will exercise the call option, benefiting from the ability to purchase the shares from the seller at a price lower than the current market price. If the price of the underlying security is lower than the strike price (“out-of-the-money”), the call option will not be exercised, and the seller will retain the shares of the security and the premium. The option strike price is determined in a formulaic manner based on the Index’s target distribution amount. The Index’s option strike selection is adjusted weekly based on the price and volatility of GOOGL, with the objective of maintaining a more consistent risk profile across changing market conditions. As selling call options introduces negative delta exposure (meaning the position may lose value if the stock price increases), the Index employs daily delta hedging. Delta hedging involves buying or selling shares of GOOGL (or equivalent exposure) to maintain consistent exposure to movements in the price of GOOGL. This hedge position is evaluated and adjusted at the end of each trading day, as the delta of the option position changes over time due to movements in the underlying stock price, changes in volatility, and the passage of time. In addition, the Index includes an options unwind strategy that allows for an options position that may be closed prior to its scheduled expiration if the option’s delta, measured daily, reaches a specified threshold (e.g., 0.85 delta). This is intended to reduce the likelihood of outsized losses in the event of a significant upward movement in the price of GOOGL that causes the option to become deep in-the-money. If an option position is closed prior to expiration, a replacement option is generally not sold until the next scheduled weekly option reset. Distributions The Fund intends to make distributions twice a month that generally reflect the income and gains generated from the Index’s options strategy and delta-hedging activity and are calculated based off the Index’s target distribution amount described above. The Index’s target distribution amount is not a guarantee, nor does it represent a particular yield or total return. Additionally, at the end of each quarter, there may be additional distributions paid to investors when market conditions result in incremental income being generated by the options strategy and delta hedging. The occurrence and amount of any such distribution depend on the performance of the underlying security relative to the options sold and are not guaranteed. The Fund’s distributions are intended to provide investors with income and gains generated from its investment strategy. However, in the event that the strategy does not generate the targeted level of income during a period, some or all of the distributions may be characterized as a return of capital, which are not taxable income but reduce a shareholder’s basis in their Fund shares. The Fund is required to make distributions at least annually, but the Fund intends to make more frequent distributions. Distributions are not a measure of the Fund’s investment performance.The Index will be concentrated in the industry or group of industries to which the underlying security is assigned. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index but are designed to help the Fund track the Index. The Fund will rebalance its portfolio when the Index rebalances. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Alphabet, Inc. is an international technology company that includes Google search and online advertising services in addition to devices and cloud computing services. GOOGL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alphabet, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37580 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alphabet, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, GOOGL is assigned to the communication services sector and the interactive media & services industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Alphabet Inc. Class A (NASDAQ: GOOGL) ("GOOGL")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.
Direxion META Defined Income Boost ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Meta Platforms, Inc. (NASDAQ: META) ("META")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.Meta Platforms, Inc. develops products that enable people to connect and share with friends and family via social media platforms, mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide in addition to providing online advertising to marketers. META is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35551 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, META is assigned to the communication services sector and the interactive media & services industry.The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.Call Options Strategy and Delta Management The Index is constructed such that at the end of each week (generally Friday), an out-of-the-money call option on META is sold that typically expires at the end of the following week. The seller of a call option receives a payment (“premium”) from the buyer. Using this strategy, the Index generates income in the form of option premiums. In a call option, the seller is obligated to sell shares of the underlying security to the buyer at a specified price (“strike price”) at a specified date (“expiration date”). At the expiration date, if the price of the underlying security is above the strike price (“in-the-money”), the buyer will exercise the call option, benefiting from the ability to purchase the shares from the seller at a price lower than the current market price. If the price of the underlying security is lower than the strike price (“out-of-the-money”), the call option will not be exercised, and the seller will retain the shares of the security and the premium. The option strike price is determined in a formulaic manner based on the Index’s target distribution amount. The Index’s option strike selection is adjusted weekly based on the price and volatility of META, with the objective of maintaining a more consistent risk profile across changing market conditions. As selling call options introduces negative delta exposure (meaning the position may lose value if the stock price increases), the Index employs daily delta hedging. Delta hedging involves buying or selling shares of META (or equivalent exposure) to maintain consistent exposure to movements in the price of META. This hedge position is evaluated and adjusted at the end of each trading day, as the delta of the option position changes over time due to movements in the underlying stock price, changes in volatility, and the passage of time. In addition, the Index includes an options unwind strategy that allows for an options position that may be closed prior to its scheduled expiration if the option’s delta, measured daily, reaches a specified threshold (e.g., 0.85 delta). This is intended to reduce the likelihood of outsized losses in the event of a significant upward movement in the price of META that causes the option to become deep in-the-money. If an option position is closed prior to expiration, a replacement option is generally not sold until the next scheduled weekly option reset. Distributions The Fund intends to make distributions twice a month that generally reflect the income and gains generated from the Index’s options strategy and delta-hedging activity and are calculated based off the Index’s target distribution amount described above. The Index’s target distribution amount is not a guarantee, nor does it represent a particular yield or total return. Additionally, at the end of each quarter, there may be additional distributions paid to investors when market conditions result in incremental income being generated by the options strategy and delta hedging. The occurrence and amount of any such distribution depend on the performance of the underlying security relative to the options sold and are not guaranteed. The Fund’s distributions are intended to provide investors with income and gains generated from its investment strategy. However, in the event that the strategy does not generate the targeted level of income during a period, some or all of the distributions may be characterized as a return of capital, which are not taxable income but reduce a shareholder’s basis in their Fund shares. The Fund is required to make distributions at least annually, but the Fund intends to make more frequent distributions. Distributions are not a measure of the Fund’s investment performance.The Index will be concentrated in the industry or group of industries to which the underlying security is assigned. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index but are designed to help the Fund track the Index. The Fund will rebalance its portfolio when the Index rebalances. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Meta Platforms, Inc. develops products that enable people to connect and share with friends and family via social media platforms, mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide in addition to providing online advertising to marketers. META is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35551 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, META is assigned to the communication services sector and the interactive media & services industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Meta Platforms, Inc. (NASDAQ: META) ("META")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.
Direxion MU Defined Income Boost ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Micron Technology, Inc. (NASDAQ: MU) ("MU")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.Micron Technology, Inc. is a semiconductor company that produces computer memory and computer data storage, including dynamic random-access memory, flash memory, and USB flash drives. MU is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Micron Technology, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-10658 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Micron Technology, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, MU is assigned to the information technology sector and the semiconductor industry.The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.Call Options Strategy and Delta Management The Index is constructed such that at the end of each week (generally Friday), an out-of-the-money call option on MU is sold that typically expires at the end of the following week. The seller of a call option receives a payment (“premium”) from the buyer. Using this strategy, the Index generates income in the form of option premiums. In a call option, the seller is obligated to sell shares of the underlying security to the buyer at a specified price (“strike price”) at a specified date (“expiration date”). At the expiration date, if the price of the underlying security is above the strike price (“in-the-money”), the buyer will exercise the call option, benefiting from the ability to purchase the shares from the seller at a price lower than the current market price. If the price of the underlying security is lower than the strike price (“out-of-the-money”), the call option will not be exercised, and the seller will retain the shares of the security and the premium. The option strike price is determined in a formulaic manner based on the Index’s target distribution amount. The Index’s option strike selection is adjusted weekly based on the price and volatility of MU, with the objective of maintaining a more consistent risk profile across changing market conditions. As selling call options introduces negative delta exposure (meaning the position may lose value if the stock price increases), the Index employs daily delta hedging. Delta hedging involves buying or selling shares of MU (or equivalent exposure) to maintain consistent exposure to movements in the price of MU. This hedge position is evaluated and adjusted at the end of each trading day, as the delta of the option position changes over time due to movements in the underlying stock price, changes in volatility, and the passage of time. In addition, the Index includes an options unwind strategy that allows for an options position that may be closed prior to its scheduled expiration if the option’s delta, measured daily, reaches a specified threshold (e.g., 0.85 delta). This is intended to reduce the likelihood of outsized losses in the event of a significant upward movement in the price of MU that causes the option to become deep in-the-money. If an option position is closed prior to expiration, a replacement option is generally not sold until the next scheduled weekly option reset. Distributions The Fund intends to make distributions twice a month that generally reflect the income and gains generated from the Index’s options strategy and delta-hedging activity and are calculated based off the Index’s target distribution amount described above. The Index’s target distribution amount is not a guarantee, nor does it represent a particular yield or total return. Additionally, at the end of each quarter, there may be additional distributions paid to investors when market conditions result in incremental income being generated by the options strategy and delta hedging. The occurrence and amount of any such distribution depend on the performance of the underlying security relative to the options sold and are not guaranteed. The Fund’s distributions are intended to provide investors with income and gains generated from its investment strategy. However, in the event that the strategy does not generate the targeted level of income during a period, some or all of the distributions may be characterized as a return of capital, which are not taxable income but reduce a shareholder’s basis in their Fund shares. The Fund is required to make distributions at least annually, but the Fund intends to make more frequent distributions. Distributions are not a measure of the Fund’s investment performance.The Index will be concentrated in the industry or group of industries to which the underlying security is assigned. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index but are designed to help the Fund track the Index. The Fund will rebalance its portfolio when the Index rebalances. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Micron Technology, Inc. is a semiconductor company that produces computer memory and computer data storage, including dynamic random-access memory, flash memory, and USB flash drives. MU is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Micron Technology, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-10658 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Micron Technology, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, MU is assigned to the information technology sector and the semiconductor industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Micron Technology, Inc. (NASDAQ: MU) ("MU")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.
Direxion NVDA Defined Income Boost ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of NVIDIA Corporation (NASDAQ: NVDA) ("NVDA")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.NVIDIA Corporation is a technology company that designs and sells graphics processing units and artificial intelligence hardware and software utilized in gaming, professional visualization, data centers and the automotive industry. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, NVDA is assigned to the information technology sector and the semiconductor industry.The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.Call Options Strategy and Delta Management The Index is constructed such that at the end of each week (generally Friday), an out-of-the-money call option on NVDA is sold that typically expires at the end of the following week. The seller of a call option receives a payment (“premium”) from the buyer. Using this strategy, the Index generates income in the form of option premiums. In a call option, the seller is obligated to sell shares of the underlying security to the buyer at a specified price (“strike price”) at a specified date (“expiration date”). At the expiration date, if the price of the underlying security is above the strike price (“in-the-money”), the buyer will exercise the call option, benefiting from the ability to purchase the shares from the seller at a price lower than the current market price. If the price of the underlying security is lower than the strike price (“out-of-the-money”), the call option will not be exercised, and the seller will retain the shares of the security and the premium. The option strike price is determined in a formulaic manner based on the Index’s target distribution amount. The Index’s option strike selection is adjusted weekly based on the price and volatility of NVDA, with the objective of maintaining a more consistent risk profile across changing market conditions. As selling call options introduces negative delta exposure (meaning the position may lose value if the stock price increases), the Index employs daily delta hedging. Delta hedging involves buying or selling shares of NVDA (or equivalent exposure) to maintain consistent exposure to movements in the price of NVDA. This hedge position is evaluated and adjusted at the end of each trading day, as the delta of the option position changes over time due to movements in the underlying stock price, changes in volatility, and the passage of time. In addition, the Index includes an options unwind strategy that allows for an options position that may be closed prior to its scheduled expiration if the option’s delta, measured daily, reaches a specified threshold (e.g., 0.85 delta). This is intended to reduce the likelihood of outsized losses in the event of a significant upward movement in the price of NVDA that causes the option to become deep in-the-money. If an option position is closed prior to expiration, a replacement option is generally not sold until the next scheduled weekly option reset. Distributions The Fund intends to make distributions twice a month that generally reflect the income and gains generated from the Index’s options strategy and delta-hedging activity and are calculated based off the Index’s target distribution amount described above. The Index’s target distribution amount is not a guarantee, nor does it represent a particular yield or total return. Additionally, at the end of each quarter, there may be additional distributions paid to investors when market conditions result in incremental income being generated by the options strategy and delta hedging. The occurrence and amount of any such distribution depend on the performance of the underlying security relative to the options sold and are not guaranteed. The Fund’s distributions are intended to provide investors with income and gains generated from its investment strategy. However, in the event that the strategy does not generate the targeted level of income during a period, some or all of the distributions may be characterized as a return of capital, which are not taxable income but reduce a shareholder’s basis in their Fund shares. The Fund is required to make distributions at least annually, but the Fund intends to make more frequent distributions. Distributions are not a measure of the Fund’s investment performance.The Index will be concentrated in the industry or group of industries to which the underlying security is assigned. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index but are designed to help the Fund track the Index. The Fund will rebalance its portfolio when the Index rebalances. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	NVIDIA Corporation is a technology company that designs and sells graphics processing units and artificial intelligence hardware and software utilized in gaming, professional visualization, data centers and the automotive industry. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, NVDA is assigned to the information technology sector and the semiconductor industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of NVIDIA Corporation (NASDAQ: NVDA) ("NVDA")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.
Direxion PLTR Defined Income Boost ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Palantir Technologies Inc. (NASDAQ: PLTR) ("PLTR")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.Palantir Technologies Inc. specializes in software platforms for big data analytics. It started by building software platforms for the intelligence community to assist in counterterrorism investigations and operations in the United States, the United Kingdom, and internationally, and expanded to work with commercial enterprises. PLTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Palantir Technologies Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39540 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Palantir Technologies Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, PLTR is assigned to the information technology sector and the software industry.The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.Call Options Strategy and Delta Management The Index is constructed such that at the end of each week (generally Friday), an out-of-the-money call option on PLTR is sold that typically expires at the end of the following week. The seller of a call option receives a payment (“premium”) from the buyer. Using this strategy, the Index generates income in the form of option premiums. In a call option, the seller is obligated to sell shares of the underlying security to the buyer at a specified price (“strike price”) at a specified date (“expiration date”). At the expiration date, if the price of the underlying security is above the strike price (“in-the-money”), the buyer will exercise the call option, benefiting from the ability to purchase the shares from the seller at a price lower than the current market price. If the price of the underlying security is lower than the strike price (“out-of-the-money”), the call option will not be exercised, and the seller will retain the shares of the security and the premium. The option strike price is determined in a formulaic manner based on the Index’s target distribution amount. The Index’s option strike selection is adjusted weekly based on the price and volatility of PLTR, with the objective of maintaining a more consistent risk profile across changing market conditions. As selling call options introduces negative delta exposure (meaning the position may lose value if the stock price increases), the Index employs daily delta hedging. Delta hedging involves buying or selling shares of PLTR (or equivalent exposure) to maintain consistent exposure to movements in the price of PLTR. This hedge position is evaluated and adjusted at the end of each trading day, as the delta of the option position changes over time due to movements in the underlying stock price, changes in volatility, and the passage of time. In addition, the Index includes an options unwind strategy that allows for an options position that may be closed prior to its scheduled expiration if the option’s delta, measured daily, reaches a specified threshold (e.g., 0.85 delta). This is intended to reduce the likelihood of outsized losses in the event of a significant upward movement in the price of PLTR that causes the option to become deep in-the-money. If an option position is closed prior to expiration, a replacement option is generally not sold until the next scheduled weekly option reset. Distributions The Fund intends to make distributions twice a month that generally reflect the income and gains generated from the Index’s options strategy and delta-hedging activity and are calculated based off the Index’s target distribution amount described above. The Index’s target distribution amount is not a guarantee, nor does it represent a particular yield or total return. Additionally, at the end of each quarter, there may be additional distributions paid to investors when market conditions result in incremental income being generated by the options strategy and delta hedging. The occurrence and amount of any such distribution depend on the performance of the underlying security relative to the options sold and are not guaranteed. The Fund’s distributions are intended to provide investors with income and gains generated from its investment strategy. However, in the event that the strategy does not generate the targeted level of income during a period, some or all of the distributions may be characterized as a return of capital, which are not taxable income but reduce a shareholder’s basis in their Fund shares. The Fund is required to make distributions at least annually, but the Fund intends to make more frequent distributions. Distributions are not a measure of the Fund’s investment performance.The Index will be concentrated in the industry or group of industries to which the underlying security is assigned. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index but are designed to help the Fund track the Index. The Fund will rebalance its portfolio when the Index rebalances. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Palantir Technologies Inc. specializes in software platforms for big data analytics. It started by building software platforms for the intelligence community to assist in counterterrorism investigations and operations in the United States, the United Kingdom, and internationally, and expanded to work with commercial enterprises. PLTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Palantir Technologies Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39540 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Palantir Technologies Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, PLTR is assigned to the information technology sector and the software industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Palantir Technologies Inc. (NASDAQ: PLTR) ("PLTR")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.
Direxion TSLA Defined Income Boost ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Tesla, Inc. (NASDAQ: TSLA) ("TSLA")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, TSLA is assigned to the consumer discretionary sector and the automotive company industry.The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.Call Options Strategy and Delta Management The Index is constructed such that at the end of each week (generally Friday), an out-of-the-money call option on TSLA is sold that typically expires at the end of the following week. The seller of a call option receives a payment (“premium”) from the buyer. Using this strategy, the Index generates income in the form of option premiums. In a call option, the seller is obligated to sell shares of the underlying security to the buyer at a specified price (“strike price”) at a specified date (“expiration date”). At the expiration date, if the price of the underlying security is above the strike price (“in-the-money”), the buyer will exercise the call option, benefiting from the ability to purchase the shares from the seller at a price lower than the current market price. If the price of the underlying security is lower than the strike price (“out-of-the-money”), the call option will not be exercised, and the seller will retain the shares of the security and the premium. The option strike price is determined in a formulaic manner based on the Index’s target distribution amount. The Index’s option strike selection is adjusted weekly based on the price and volatility of TSLA, with the objective of maintaining a more consistent risk profile across changing market conditions. As selling call options introduces negative delta exposure (meaning the position may lose value if the stock price increases), the Index employs daily delta hedging. Delta hedging involves buying or selling shares of TSLA (or equivalent exposure) to maintain consistent exposure to movements in the price of TSLA. This hedge position is evaluated and adjusted at the end of each trading day, as the delta of the option position changes over time due to movements in the underlying stock price, changes in volatility, and the passage of time. In addition, the Index includes an options unwind strategy that allows for an options position that may be closed prior to its scheduled expiration if the option’s delta, measured daily, reaches a specified threshold (e.g., 0.85 delta). This is intended to reduce the likelihood of outsized losses in the event of a significant upward movement in the price of TSLA that causes the option to become deep in-the-money. If an option position is closed prior to expiration, a replacement option is generally not sold until the next scheduled weekly option reset. Distributions The Fund intends to make distributions twice a month that generally reflect the income and gains generated from the Index’s options strategy and delta-hedging activity and are calculated based off the Index’s target distribution amount described above. The Index’s target distribution amount is not a guarantee, nor does it represent a particular yield or total return. Additionally, at the end of each quarter, there may be additional distributions paid to investors when market conditions result in incremental income being generated by the options strategy and delta hedging. The occurrence and amount of any such distribution depend on the performance of the underlying security relative to the options sold and are not guaranteed. The Fund’s distributions are intended to provide investors with income and gains generated from its investment strategy. However, in the event that the strategy does not generate the targeted level of income during a period, some or all of the distributions may be characterized as a return of capital, which are not taxable income but reduce a shareholder’s basis in their Fund shares. The Fund is required to make distributions at least annually, but the Fund intends to make more frequent distributions. Distributions are not a measure of the Fund’s investment performance.The Index will be concentrated in the industry or group of industries to which the underlying security is assigned. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index but are designed to help the Fund track the Index. The Fund will rebalance its portfolio when the Index rebalances. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of June 30, 2026, TSLA is assigned to the consumer discretionary sector and the automotive company industry.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to track the performance of an investment strategy that systematically attempts to collect a target amount of income from option premiums by writing (selling) weekly, out-of-the-money equity call options on an underlying security (i.e., common shares of Tesla, Inc. (NASDAQ: TSLA) ("TSLA")) based on the Index’s target distribution amount, with daily delta hedging (as discussed below) conducted through long positions in the underlying security. The Index’s target distribution amount is set by Cboe Global Indices, LLC (the “Index Provider”) and is currently set at an annualized distribution rate of 20%.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Index’s constituent securities and financial instruments, such as swap agreements and options, that, in combination, provide exposure to the Index consistent with the Fund’s investment objective. The Fund principally will obtain exposure to the Index through swap agreements.